Schedule of Transactions Between Related Parties (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)	Jun. 16, 2017 USD ($)	Jan. 16, 2017 USD ($)
IfrsStatementLineItems [Line Items]
Long-term loans (Note 13)	₪ 11,877	₪ 388
Total loans | $			$ 250	$ 250
Loans [Member]
IfrsStatementLineItems [Line Items]
Short-term loans (Note 13)	1,722	1,296
Long-term loans (Note 13)	76	241
Total loans	₪ 1,798	₪ 1,547